Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Common Stock Equivalents (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	98,689,919
HBC holdback shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	200,000
Warrants - Public [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	6,175,000
Warrants - Private [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	5,405,000
Warrants - Series A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	21,675,701
Warrants - Series B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	385,553
Warrants - Series C [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	24,434,936
Warrants - Series D [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	12,217,468
Stock-based compensation - equity awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	300,000
Arbor Lake Strategic Cooperation Consulting Agreement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	2,000,000
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	3,396,261
HBC Earnout Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	22,500,000